PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	US dollars
	December 31,
(in thousands)	2024	2023

Cost:
Operating equipment (*)	50,748	59,263
Office furniture, equipment and computers	53,015	53,490
Land	1,546	1,684
Buildings	5,019	5,429
Vehicles	10,865	11,023
Leasehold improvements	9,821	9,776
	131,014	140,665
Less – accumulated depreciation (**)	(97,934)	(98,710)
Total property and equipment, net	33,080	41,955

(*)	As of December 31, 2024 and 2023, an amount of US$ 34.0 million and US$ 40.9 million is subject to operating lease transactions, respectively.

(**)	As of December 31, 2024 and 2023, an amount of US$ 23.1 million and US$ 21.9 million is subject to operating lease transactions, respectively.